CECL - Financial instruments measured at amortized cost and credit losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
	2023				2022
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	124,946		(108)	124,838	67,548		0	67,548
Interest-bearing deposits with banks	383	[2]	0	383	373	[4]	0	373
Securities purchased under resale agreements and securities borrowing transactions	20,976	[2]	0	20,976	18,005	[4]	0	18,005
Debt securities held-to-maturity	1,417	[2]	0	1,417	921	[4]	0	921
Loans	215,963	[2,3]	(1,680)	214,283	262,108	[4,5]	(1,362)	260,746
Brokerage receivables	2,216		0	2,216	17,899		(4,081)	13,818
Other assets	22,991		(53)	22,938	23,521		(37)	23,484
Total	388,892		(1,841)	387,051	390,375		(5,480)	384,895
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 465 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 3 million to securities purchased under resale agreements and securities borrowing transactions, CHF 19 million to debt securities held-to-maturity and CHF 442 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 88 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

5 Included interest of CHF 102 million on non-accrual loans which were reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2023				2022			2021
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	359	1,007	1,366	[1]	357	939	1,296	318	1,217	1,535
Current-period provision for expected credit losses	180	833	1,013		57	184	241	78	(53)	25
of which methodology changes	0	5	5		0	0	0	0	(1)	(1)
of which provisions for interest [2]	60	58	118		22	29	51	25	23	48
Gross write-offs	(58)	(542)	(600)		(65)	(116)	(181)	(55)	(242)	(297)
Recoveries	10	1	11		12	3	15	9	5	14
Net write-offs	(48)	(541)	(589)		(53)	(113)	(166)	(46)	(237)	(283)
Foreign currency translation impact and other adjustments, net	(26)	(84)	(110)		(2)	(7)	(9)	7	12	19
Balance at end of period	465	1,215	1,680		359	1,003	1,362	357	939	1,296
of which individually evaluated	311	863	1,174		273	572	845	273	512	785
of which collectively evaluated	154	352	506		86	431	517	84	427	511
1 Included a net impact of CHF 4 million from the adoption of new accounting guidance for loan modifications on January 1, 2023, all of which were reflected in corporate & institutional loans.
2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2023			2022			2021
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	69	4,714	4,783	17	4,603	4,620	22	4,361	4,383
Reclassifications from loans held-for-sale [2]	0	30	30	0	95	95	0	133	133
Reclassifications to loans held-for-sale [3]	0	10,824	10,824	0	9,516	9,516	0	4,780	4,780
Sales [3]	0	2,454	2,454	0	2,485	2,485	0	4,442	4,442
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

CECL Macro economic factors
Selected macroeconomic factors
end of 2023	Forecast 2024	Forecast 2025
EU nominal GDP growth rate (%)
Baseline	3.9	3.2
Mild debt crisis	(1.0)	0.4
Stagflationary geopolitical crisis	3.3	2.1
US real GDP growth rate (%)
Baseline	0.7	2.4
Mild debt crisis	(0.6)	0.3
Stagflationary geopolitical crisis	(3.3)	(1.2)
Swiss nominal GDP growth rate (%)
Baseline	2.7	3.2
Mild debt crisis	(1.0)	0.0
Stagflationary geopolitical crisis	0.7	2.0
China real GDP growth rate (%)
Baseline	4.1	4.8
Mild debt crisis	2.2	3.3
Stagflationary geopolitical crisis	(1.5)	1.4
Average earnings of bulk carriers (USD per day)
Baseline	12,552	12,346
Mild debt crisis	10,096	10,930
Stagflationary geopolitical crisis	8,614	10,391
Average earnings of tankers (USD per day)
Baseline	49,865	53,895
Mild debt crisis	42,458	38,392
Stagflationary geopolitical crisis	31,758	25,269
end of 2022	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Downside	(1.7)	0.5
Baseline	0.9	1.5
Upside	1.2	2.0
World industrial production (%)
Downside	(6.8)	0.4
Baseline	1.2	1.9
Upside	3.9	3.9
China real GDP growth rate (%)
Downside	(0.9)	2.1
Baseline	4.5	4.9
Upside	6.2	5.8
EU nominal GDP growth rate (%)
Downside	3.4	2.3
Baseline	5.2	4.1
Upside	5.5	3.8
Swiss nominal GDP growth rate (%)
Downside	0.0	1.0
Baseline	2.7	2.0
Upside	3.2	2.1
Forecasts for GDP rates represent average annual growth rates while forecasts for average ship earnings represent levels at the end of the forcast period.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2023	2022	2021
Allowance for credit losses (CHF million)
Balance at beginning of period	4,118	4,214	48
Current-period provision for expected credit losses	127	(135)	4,295
of which methodology changes	3	0	0
Gross write-offs	(4,035)	(7)	(8)
Recoveries	2	0	0
Net write-offs	(4,033)	(7)	(8)
Foreign currency translation impact and other adjustments, net	(51)	46	(121)
Balance at end of period	161	4,118	4,214
of which individually evaluated	129	4,096	4,200
of which collectively evaluated	32	22	14

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2023 / 2022	10,953	687	5	11,645	0	12,501	1,540	8	14,049
2022 / 2021	10,154	1,220	30	11,404	0	21,627	1,396	45	23,068
2021 / 2020	17,263	977	76	18,316	0	12,869	1,111	19	13,999
2020 / 2019	11,009	835	86	11,930	0	10,029	1,271	67	11,367
2019 / 2018	9,096	1,161	89	10,346	0	6,609	650	36	7,295
Prior years	34,366	1,632	172	36,170	9	34,525	1,931	210	36,666
Total term loans	92,841	6,512	458	99,811	9	98,160	7,899	385	106,444
Revolving loans	635	160	0	795	0	229	807	4	1,040
Total	93,476	6,672	458	100,606	9	98,389	8,706	389	107,484
Loans collateralized by securities
2023 / 2022	404	398	0	802	0	562	552	0	1,114
2022 / 2021	98	17	0	115	0	1,496	381	0	1,877
2021 / 2020	1,197	253	0	1,450	0	307	721	0	1,028
2020 / 2019	87	0	0	87	0	35	143	0	178
2019 / 2018	0	97	0	97	0	16	25	0	41
Prior years	658	236	0	894	0	803	188	0	991
Total term loans	2,444	1,001	0	3,445	0	3,219	2,010	0	5,229
Revolving loans [1]	20,928	1,731	276	22,935	0	30,023	2,124	263	32,410
Total	23,372	2,732	276	26,380	0	33,242	4,134	263	37,639
Consumer finance
2023 / 2022	2,149	842	17	3,008	1	2,135	1,005	8	3,148
2022 / 2021	686	428	21	1,135	6	650	334	15	999
2021 / 2020	373	251	19	643	5	307	200	15	522
2020 / 2019	119	178	16	313	5	120	183	18	321
2019 / 2018	34	96	16	146	5	26	87	15	128
Prior years	19	91	48	158	26	14	80	44	138
Total term loans	3,380	1,886	137	5,403	48	3,252	1,889	115	5,256
Revolving loans	69	50	69	188	1	318	42	69	429
Total	3,449	1,936	206	5,591	49	3,570	1,931	184	5,685
Consumer – total
2023 / 2022	13,506	1,927	22	15,455	1	15,198	3,097	16	18,311
2022 / 2021	10,938	1,665	51	12,654	6	23,773	2,111	60	25,944
2021 / 2020	18,833	1,481	95	20,409	5	13,483	2,032	34	15,549
2020 / 2019	11,215	1,013	102	12,330	5	10,184	1,597	85	11,866
2019 / 2018	9,130	1,354	105	10,589	5	6,651	762	51	7,464
Prior years	35,043	1,959	220	37,222	35	35,342	2,199	254	37,795
Total term loans	98,665	9,399	595	108,659	57	104,631	11,798	500	116,929
Revolving loans	21,632	1,941	345	23,918	1	30,570	2,973	336	33,879
Total	120,297	11,340	940	132,577	58	135,201	14,771	836	150,808
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Real estate
2023 / 2022	2,663	1,907	35	4,605	24	3,601	2,499	5	6,105
2022 / 2021	1,926	1,007	129	3,062	0	7,001	2,441	0	9,442
2021 / 2020	4,431	1,283	164	5,878	0	3,071	855	4	3,930
2020 / 2019	2,402	725	10	3,137	0	959	297	56	1,312
2019 / 2018	818	230	31	1,079	0	698	219	1	918
Prior years	2,298	304	23	2,625	0	2,109	217	24	2,350
Total term loans	14,538	5,456	392	20,386	24	17,439	6,528	90	24,057
Revolving loans	300	279	136	715	0	694	281	125	1,100
Total	14,838	5,735	528	21,101	24	18,133	6,809	215	25,157
Commercial and industrial loans
2023 / 2022	6,599	8,126	422	15,147	26	7,858	11,181	263	19,302
2022 / 2021	2,635	3,237	81	5,953	11	3,576	4,204	212	7,992
2021 / 2020	2,121	2,394	94	4,609	22	1,810	2,251	178	4,239
2020 / 2019	1,360	1,259	124	2,743	7	1,566	2,359	130	4,055
2019 / 2018	959	1,440	57	2,456	1	742	1,343	161	2,246
Prior years	1,714	1,838	192	3,744	10	1,619	2,355	204	4,178
Total term loans	15,388	18,294	970	34,652	77	17,171	23,693	1,148	42,012
Revolving loans	7,607	4,015	245	11,867	117	10,277	6,799	278	17,354
Total	22,995	22,309	1,215	46,519	194	27,448	30,492	1,426	59,366
Financial institutions
2023 / 2022	5,281	770	41	6,092	0	4,480	1,026	90	5,596
2022 / 2021	759	166	0	925	0	2,850	856	0	3,706
2021 / 2020	656	307	0	963	0	1,034	67	0	1,101
2020 / 2019	556	132	0	688	0	602	7	0	609
2019 / 2018	239	4	0	243	0	521	2	1	524
Prior years	632	31	1	664	0	(940)	71	1	(868)
Total term loans	8,123	1,410	42	9,575	0	8,547	2,029	92	10,668
Revolving loans	3,592	351	1	3,944	324	10,111	822	110	11,043
Total	11,715	1,761	43	13,519	324	18,658	2,851	202	21,711
Governments and public institutions
2023 / 2022	121	23	4	148	0	147	22	0	169
2022 / 2021	371	4	0	375	0	458	35	0	493
2021 / 2020	75	26	0	101	0	126	40	0	166
2020 / 2019	123	26	0	149	0	97	1	10	108
2019 / 2018	93	1	1	95	0	55	0	0	55
Prior years	141	7	1	149	0	171	15	1	187
Total term loans	924	87	6	1,017	0	1,054	113	11	1,178
Revolving loans	9	4	0	13	0	9	0	0	9
Total	933	91	6	1,030	0	1,063	113	11	1,187
Corporate & institutional – total
2023 / 2022	14,664	10,826	502	25,992	50	16,086	14,728	358	31,172
2022 / 2021	5,691	4,414	210	10,315	11	13,885	7,536	212	21,633
2021 / 2020	7,283	4,010	258	11,551	22	6,041	3,213	182	9,436
2020 / 2019	4,441	2,142	134	6,717	7	3,224	2,664	196	6,084
2019 / 2018	2,109	1,675	89	3,873	1	2,016	1,564	163	3,743
Prior years	4,785	2,180	217	7,182	10	2,959	2,658	230	5,847
Total term loans	38,973	25,247	1,410	65,630	101	44,211	32,363	1,341	77,915
Revolving loans	11,508	4,649	382	16,539	441	21,091	7,902	513	29,506
Total	50,481	29,896	1,792	82,169	542	65,302	40,265	1,854	107,421
Total loans held at amortized cost by internal counterparty rating
	2023						2022
	Investment grade	Non-investment grade				Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total			AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2023 / 2022	28,170	12,753	524	41,447		51	31,284	17,825	374	49,483
2022 / 2021	16,629	6,079	261	22,969		17	37,658	9,647	272	47,577
2021 / 2020	26,116	5,491	353	31,960		27	19,524	5,245	216	24,985
2020 / 2019	15,656	3,155	236	19,047		12	13,408	4,261	281	17,950
2019 / 2018	11,239	3,029	194	14,462		6	8,667	2,326	214	11,207
Prior years	39,828	4,139	437	44,404		45	38,301	4,857	484	43,642
Total term loans	137,638	34,646	2,005	174,289		158	148,842	44,161	1,841	194,844
Revolving loans	33,140	6,590	727	40,457		442	51,661	10,875	849	63,385
Total loans to third parties	170,778	41,236	2,732	214,746		600	200,503	55,036	2,690	258,229
Total loans to entities under common control	1,251	0	0	1,251		0	3,920	30	0	3,950
Total	172,029	41,236	2,732	215,997	[1]	600	204,423	55,066	2,690	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 442 million and CHF 534 million as of December 31, 2023 and 2022, respectively.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2023 / 2022	0	0	0	0	0	0	0	0	0
2022 / 2021	0	7	0	7	0	0	7	0	7
2021 / 2020	0	0	0	0	0	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	0	47	0	47
Prior years	0	0	0	0	0	0	0	0	0
Total term positions	0	7	0	7	0	0	54	0	54
Revolving positions	0	1,264	0	1,264	0	0	1,711	0	1,711
Total	0	1,271	0	1,271	0	0	1,765	0	1,765
Includes primarily mortgage servicing advances and failed purchases.

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2023 (CHF million)
Mortgages	100,160	86	42	10	308	446	100,606
Loans collateralized by securities	26,089	1	0	0	290	291	26,380
Consumer finance	5,008	268	80	63	172	583	5,591
Consumer	131,257	355	122	73	770	1,320	132,577
Real estate	20,705	36	28	0	332	396	21,101
Commercial and industrial loans	45,677	192	225	16	409	842	46,519
Financial institutions	13,347	126	7	37	2	172	13,519
Governments and public institutions	1,020	8	0	0	2	10	1,030
Corporate & institutional	80,749	362	260	53	745	1,420	82,169
Total loans to third parties	212,006	717	382	126	1,515	2,740	214,746
Total loans to entities under common control	1,251	0	0	0	0	0	1,251
Total loans held at amortized cost	213,257	717	382	126	1,515	2,740	215,997	[1]
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	713	1,099	59,366
Financial institutions	21,480	72	0	0	159	231	21,711
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,864	432	91	24	1,010	1,557	107,421
Total loans to third parties	255,352	789	220	98	1,770	2,877	258,229
Total loans to entities under common control	3,950	0	0	0	0	0	3,950
Total loans held at amortized cost	259,302	789	220	98	1,770	2,877	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 442 million and CHF 534 million as of December 31, 2023 and 2022, respectively.

Past due loans, held at amortized cost [Table Text Block]
Non-accrual loans held at amortized cost
	2023				2022
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	383	462	8	51	572	383	4	64
Loans collateralized by securities	283	291	0	0	262	283	4	2
Consumer finance	188	210	4	0	205	188	3	8
Consumer	854	963	12	51	1,039	854	11	74
Real estate	127	355	8	7	167	127	1	1
Commercial and industrial loans	801	520	12	48	686	801	9	30
Financial institutions	159	77	0	0	41	159	7	0
Governments and public institutions	11	11	0	1	19	11	1	0
Corporate & institutional	1,098	963	20	56	913	1,098	18	31
Total loans held at amortized cost	1,952	1,926	32	107	1,952	1,952	29	105

Troubled Debt Restructurings on Financing Receivables Effect [Table Text Block]
Loan modifications – modification effects
in	2023
Principal forgiveness (PF) (CHF million)
Mortgages	11.7
Commercial and industrial loans	7.2
Total	18.9
Interest rate reduction (IRR) (WAIRR in %)
Mortgages	1.33
Loans collateralized by securities	0.72
Consumer finance	2.71
Real estate	1.50
Commercial and industrial loans	0.94
Financial institutions	2.00
Total	0.94
Term extension (TE) (WATE in years)
Mortgages	0.09
Real estate	1.25
Commercial and industrial loans	1.14
Financial institutions	0.58
Total	0.95
Other than insignificant payment delay (OtIPD) (CHF million)
Commercial and industrial loans	7.8
Combination of IRR and TE
Commercial and industrial loans
Interest rate reduction (%)	0.29
Term extension (Years)	1.44
Combination of IRR and OtIPD
Commercial and industrial loans
Interest rate reduction (%)	0.90
Payment delay (CHF million)	0.4
Combination of TE and OtIPD
Commercial and industrial loans
Term extension (Years)	2.72
Payment delay (CHF million)	22.0
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay; WAIRR = Weighted average interest rate reduction; WATE = Weighted average term extension.

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156
Commercial and industrial loans	0	0	1	14
Total loans	0	0	4	170

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2022			2021
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25
Real estate	1	102	82	1	2	2
Commercial and industrial loans	15	204	182	18	402	394
Financial institutions	0	0	0	1	44	44
Total loans	16	306	264	21	481	465

Restructured financing receivables by type
Loan modifications by type
	2023
in	Period-end amortized cost (CHF million)	In percent of class of financing receivables (%)
Principal forgiveness (PF)
Mortgages	0.6	0.00
Commercial and industrial loans	0.4	0.00
Total	1.0	–
Interest rate reduction (IRR)
Mortgages	3.9	0.00
Loans collateralized by securities	15.1	0.06
Consumer finance	0.0	0.00
Real estate	1.2	0.01
Commercial and industrial loans	58.2	0.13
Financial institutions	0.8	0.01
Total	79.2	–
Term extension (TE)
Mortgages	45.7	0.05
Real estate	63.9	0.30
Commercial and industrial loans	108.5	0.23
Financial institutions	1.2	0.01
Total	219.3	–
Other than insignificant payment delay (OtIPD)
Commercial and industrial loans	28.0	0.06
Combination of IRR and TE
Commercial and industrial loans	13.2	0.03
Combination of IRR and OtIPD
Commercial and industrial loans	0.5	0.00
Combination of TE and OtIPD
Commercial and industrial loans	37.6	0.08
Total loan modifications
Mortgages	50.2	0.05
Loans collateralized by securities	15.1	0.06
Real estate	65.1	0.31
Commercial and industrial loans	246.4	0.53
Financial institutions	2.0	0.02
Total	378.8	0.18
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay.
The following table presents the modification effect of the Bank’s loan modifications executed in 2023, by type of loan modification (and any combination thereof).